Schedule of Investments (unaudited) June 30, 2019	iShares® Russell Top 200 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.7%
Boeing Co. (The)	6,453	$2,348,956
General Dynamics Corp.	3,084	560,733
Lockheed Martin Corp.	3,007	1,093,165
Northrop Grumman Corp.	1,929	623,279
Raytheon Co.	3,409	592,757
United Technologies Corp.	9,895	1,288,329

		6,507,219

Air Freight & Logistics — 0.6%
FedEx Corp.	2,975	488,465
United Parcel Service Inc., Class B	8,436	871,186

		1,359,651

Airlines — 0.3%
Delta Air Lines Inc.	7,100	402,925
Southwest Airlines Co.	5,944	301,836

		704,761

Automobiles — 0.6%
Ford Motor Co.	47,621	487,163
General Motors Co.	15,122	582,651
Tesla Inc.(a)(b)	1,684	376,306

		1,446,120

Banks — 5.7%
Bank of America Corp.	104,875	3,041,375
BB&T Corp.	9,380	460,839
Citigroup Inc.	28,181	1,973,516
JPMorgan Chase & Co.	39,325	4,396,535
PNC Financial Services Group Inc. (The)	5,496	754,491
U.S. Bancorp.	17,621	923,340
Wells Fargo & Co.	49,374	2,336,378

		13,886,474

Beverages — 2.2%
Coca-Cola Co. (The)	46,739	2,379,950
Constellation Brands Inc., Class A	1,904	374,974
Keurig Dr Pepper Inc.	2,484	71,788
Monster Beverage Corp.(a)	4,705	300,320
PepsiCo Inc.	17,078	2,239,438

		5,366,470

Biotechnology — 2.6%
AbbVie Inc.	18,029	1,311,069
Alexion Pharmaceuticals Inc.(a)	2,616	342,644
Amgen Inc.	7,435	1,370,122
Biogen Inc.(a)	2,357	551,231
Celgene Corp.(a)	8,582	793,320
Gilead Sciences Inc.	15,575	1,052,247
Regeneron Pharmaceuticals Inc.(a)	992	310,496
Vertex Pharmaceuticals Inc.(a)	3,124	572,879

		6,304,008

Building Products — 0.2%
Johnson Controls International PLC	11,094	458,293

Capital Markets — 2.4%
Bank of New York Mellon Corp. (The)	10,379	458,233
BlackRock Inc.(c)	1,444	677,669
Charles Schwab Corp. (The)	14,701	590,833
CME Group Inc.	4,320	838,555
Goldman Sachs Group Inc. (The)	4,012	820,855
Intercontinental Exchange Inc.	6,779	582,587
Moody’s Corp.	2,002	391,011

Security	Shares	Value

Capital Markets (continued)
Morgan Stanley	14,845	$650,360
S&P Global Inc.	2,998	682,914
TD Ameritrade Holding Corp.	3,401	169,778

		5,862,795

Chemicals — 2.0%
Air Products & Chemicals Inc.	2,671	604,634
Dow Inc.(a)	9,242	455,723
DuPont de Nemours Inc.	8,978	673,979
Ecolab Inc.	3,111	614,236
Linde PLC	6,616	1,328,493
LyondellBasell Industries NV, Class A	3,578	308,173
PPG Industries Inc.	2,873	335,308
Sherwin-Williams Co. (The)	1,011	463,331

		4,783,877

Commercial Services & Supplies — 0.3%
Waste Management Inc.	5,230	603,385

Communications Equipment — 1.2%
Cisco Systems Inc.	53,714	2,939,767

Consumer Finance — 0.6%
American Express Co.	8,339	1,029,366
Capital One Financial Corp.	5,708	517,944

		1,547,310

Diversified Financial Services — 2.1%
Berkshire Hathaway Inc., Class B(a)	23,850	5,084,105

Diversified Telecommunication Services — 2.4%
AT&T Inc.	88,801	2,975,722
Verizon Communications Inc.	50,531	2,886,836

		5,862,558

Electric Utilities — 1.6%
American Electric Power Co. Inc.	6,050	532,461
Duke Energy Corp.	8,711	768,659
Exelon Corp.	11,831	567,178
NextEra Energy Inc.	5,829	1,194,129
Southern Co. (The)	12,598	696,417

		3,758,844

Electrical Equipment — 0.4%
Eaton Corp. PLC	5,147	428,642
Emerson Electric Co.	7,507	500,867

		929,509

Energy Equipment & Services — 0.3%
Schlumberger Ltd.	16,955	673,792

Entertainment — 2.3%
Activision Blizzard Inc.	9,165	432,588
Electronic Arts Inc.(a)	3,628	367,371
Netflix Inc.(a)	5,090	1,869,659
Walt Disney Co. (The)	21,331	2,978,661

		5,648,279

Equity Real Estate Investment Trusts (REITs) — 1.6%
American Tower Corp.	5,351	1,094,012
Crown Castle International Corp.	5,065	660,223
Equinix Inc.	1,008	508,324
Prologis Inc.	7,669	614,287
Public Storage	1,806	430,135
Simon Property Group Inc.	3,768	601,976

		3,908,957

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell Top 200 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	5,335	$1,409,827
Sysco Corp.	5,749	406,569
Walgreens Boots Alliance Inc.	9,406	514,226
Walmart Inc.	17,151	1,895,014

		4,225,636

Food Products — 0.6%
General Mills Inc.	7,253	380,928
Kraft Heinz Co. (The)	7,320	227,213
Mondelez International Inc., Class A	17,437	939,854

		1,547,995

Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	20,898	1,757,522
Baxter International Inc.	5,878	481,408
Becton Dickinson and Co.	3,238	816,008
Boston Scientific Corp.(a)	16,853	724,342
Danaher Corp.	7,665	1,095,482
Edwards Lifesciences Corp.(a)	2,529	467,208
Intuitive Surgical Inc.(a)	1,385	726,502
Medtronic PLC	16,362	1,593,495
Stryker Corp.	4,173	857,885

		8,519,852

Health Care Providers & Services — 2.6%
Anthem Inc.	3,137	885,293
Cigna Corp.(a)	4,555	717,640
CVS Health Corp.	15,686	854,730
HCA Healthcare Inc.	3,342	451,738
Humana Inc.	1,656	439,337
UnitedHealth Group Inc.	11,523	2,811,727

		6,160,465

Hotels, Restaurants & Leisure — 1.9%
Carnival Corp.	4,919	228,980
Las Vegas Sands Corp.	4,148	245,105
Marriott International Inc./MD, Class A	3,439	482,457
McDonald’s Corp.	9,355	1,942,659
Starbucks Corp.	14,749	1,236,409
Yum! Brands Inc.	3,755	415,566

		4,551,176

Household Products — 1.9%
Colgate-Palmolive Co.	10,246	734,331
Kimberly-Clark Corp.	4,192	558,710
Procter & Gamble Co. (The)	30,137	3,304,522

		4,597,563

Industrial Conglomerates — 1.8%
3M Co.	6,831	1,184,086
General Electric Co.	105,263	1,105,261
Honeywell International Inc.	8,885	1,551,232
Roper Technologies Inc.	1,247	456,726

		4,297,305

Insurance — 2.3%
Aflac Inc.	9,047	495,866
Allstate Corp. (The)	4,062	413,065
American International Group Inc.	10,606	565,088
Aon PLC	2,932	565,817
Chubb Ltd.	5,598	824,529
Marsh & McLennan Companies Inc.	6,222	620,645
MetLife Inc.	9,794	486,468
Progressive Corp. (The)	7,114	568,622
Prudential Financial Inc.	4,942	499,142

Security	Shares	Value

Insurance (continued)
Travelers Companies Inc. (The)	3,219	$481,305

		5,520,547

Interactive Media & Services — 5.6%
Alphabet Inc., Class A(a)	3,652	3,954,386
Alphabet Inc., Class C, NVS(a)(b)	3,706	4,005,852
Facebook Inc., Class A(a)	29,057	5,608,001

		13,568,239

Internet & Direct Marketing Retail — 4.5%
Amazon.com Inc.(a)	5,043	9,549,576
Booking Holdings Inc.(a)	527	987,972
eBay Inc.	10,052	397,054

		10,934,602

IT Services — 5.6%
Accenture PLC, Class A	7,771	1,435,848
Automatic Data Processing Inc.	5,310	877,902
Cognizant Technology Solutions Corp., Class A	7,044	446,519
Fidelity National Information Services Inc.	3,936	482,868
International Business Machines Corp.	10,813	1,491,113
Mastercard Inc., Class A	10,944	2,895,016
PayPal Holdings Inc.(a)	14,338	1,641,128
Visa Inc., Class A	21,211	3,681,169
Worldpay Inc., Class A(a)	3,767	461,646

		13,413,209

Life Sciences Tools & Services — 0.9%
Illumina Inc.(a)	1,799	662,302
Thermo Fisher Scientific Inc.	4,861	1,427,578

		2,089,880

Machinery — 0.9%
Caterpillar Inc.	6,761	921,456
Deere & Co.	3,918	649,252
Illinois Tool Works Inc.	3,954	596,303

		2,167,011

Media — 1.3%
Charter Communications Inc., Class A(a)	1,946	769,020
Comcast Corp., Class A	54,894	2,320,919

		3,089,939

Metals & Mining — 0.0%
Southern Copper Corp.	993	38,578

Multi-Utilities — 0.3%
Dominion Energy Inc.	9,767	755,184

Multiline Retail — 0.2%
Target Corp.	6,075	526,156

Oil, Gas & Consumable Fuels — 4.6%
Anadarko Petroleum Corp.	6,113	431,333
Chevron Corp.	23,264	2,894,972
ConocoPhillips	13,902	848,022
EOG Resources Inc.	7,080	659,573
Exxon Mobil Corp.	51,612	3,955,028
Kinder Morgan Inc./DE	23,864	498,280
Marathon Petroleum Corp.	8,001	447,096
Occidental Petroleum Corp.	9,232	464,185
Phillips 66	5,528	517,089
Valero Energy Corp.	5,076	434,557

		11,150,135

Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	2,601	476,269

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell Top 200 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 5.6%
Allergan PLC	3,998	$669,385
Bristol-Myers Squibb Co.	19,965	905,413
Eli Lilly & Co.	10,485	1,161,633
Johnson & Johnson	32,389	4,511,140
Merck & Co. Inc.	31,405	2,633,309
Pfizer Inc.	67,831	2,938,439
Zoetis Inc.	5,837	662,441

		13,481,760

Road & Rail — 1.2%
CSX Corp.	9,453	731,379
Norfolk Southern Corp.	3,277	653,204
Uber Technologies Inc.(a)	2,197	101,897
Union Pacific Corp.	8,632	1,459,757

		2,946,237

Semiconductors & Semiconductor Equipment — 3.8%
Analog Devices Inc.	4,480	505,657
Applied Materials Inc.	11,691	525,043
Broadcom Inc.	4,709	1,355,533
Intel Corp.	54,628	2,615,042
Micron Technology Inc.(a)	13,480	520,193
NVIDIA Corp.	7,109	1,167,511
QUALCOMM Inc.	14,809	1,126,521
Texas Instruments Inc.	11,430	1,311,707

		9,127,207

Software — 8.0%
Adobe Inc.(a)	5,937	1,749,337
Autodesk Inc.(a)	2,684	437,224
Intuit Inc.	3,013	787,387
Microsoft Corp.	92,221	12,353,925
Oracle Corp.	28,005	1,595,445
salesforce.com Inc.(a)	8,879	1,347,211
ServiceNow Inc.(a)	2,237	614,213
VMware Inc., Class A	866	144,804
Workday Inc., Class A(a)	1,943	399,442

		19,428,988

Specialty Retail — 2.1%
Home Depot Inc. (The)	13,438	2,794,701
Lowe’s Companies Inc.	9,716	980,441
Ross Stores Inc.	4,381	434,245
TJX Companies Inc. (The)	14,799	782,571

		4,991,958

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 4.8%
Apple Inc.	56,126	$11,108,458
Dell Technologies Inc., Class C(a)	1,845	93,726
HP Inc.	19,057	396,195

		11,598,379

Textiles, Apparel & Luxury Goods — 0.7%
NIKE Inc., Class B	15,041	1,262,692
VF Corp.	3,747	327,300

		1,589,992

Tobacco — 1.1%
Altria Group Inc.	22,809	1,080,006
Philip Morris International Inc.	18,965	1,489,322

		2,569,328

Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(a)	3,765	279,137

Total Common Stocks — 99.9% (Cost: $221,540,086)		241,278,901

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(c)(d)(e)	2,769,468	2,770,853
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	286,889	286,889

		3,057,742

Total Short-Term Investments — 1.2% (Cost: $3,057,707)		3,057,742

Total Investments in Securities — 101.1% (Cost: $224,597,793)		244,336,643

Other Assets, Less Liabilities — (1.1)%		(2,769,472)

Net Assets — 100.0%		$241,567,171

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell Top 200 ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	2,769,468	(a)	—	2,769,468	$2,770,853	$825	(b)	$(128)	$36
BlackRock Cash Funds: Treasury, SL Agency Shares	234,377	52,512	(a)	—	286,889	286,889	3,313		—	—
BlackRock Inc.	1,351	147		(54)	1,444	677,669	4,805		(873)	61,075

						$3,735,411	$8,943		$(1,001)	$61,111

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini	1	09/20/19	$147	$2,772

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$241,278,901	$—	$—	$241,278,901
Money Market Funds	3,057,742	—	—	3,057,742

	$244,336,643	$—	$—	$244,336,643

Derivative financial instruments(a)
Assets
Futures Contracts	$2,772	$—	$—	$2,772

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4